Expense Example - FidelityRealEstateIncomeFund-RetailPRO - FidelityRealEstateIncomeFund-RetailPRO - Fidelity Real Estate Income Fund - Fidelity Real Estate Income Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906